Cover	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Central Index Key	0001127248
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--12-31
Entity File Number	000-54516
Entity Registrant Name	EMERA INCORPORATED
Entity Incorporation, State or Country Code	A5
Entity Address, Address Line One	5151 Terminal Road
Entity Address, City or Town	Halifax
Entity Address, State or Province	DE
Entity Address, Country	CA
Entity Address, Postal Zip Code	428-6096
City Area Code	902
Local Phone Number	428-6096
Entity Listings [Line Items]
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Trading Symbol	EMA
Annual Information Form	true
Audited Annual Financial Statements	true
Common Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	242,478,188
Series A Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	3,864,636
Series B Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,135,364
Series C Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Series E Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	5,000,000
Series F Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Series H Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	12,000,000